SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

24. SHARE-BASED COMPENSATION

Share Incentive

In March 2006, the Company adopted a share incentive plan (“Share Incentive”). The purpose of the Share Incentive is to promote the success and enhance the value of the Company by linking the personal interests of the directors, employees and consultants to those of the shareholders and providing the directors, employees and consultants with an incentive for outstanding performance to generate superior returns to the shareholders. The Share Incentive is also intended to motivate, attract and retain the services of the directors, employees and consultants upon whose judgment, interest and effort the successful conduct of the Company’s operations is largely dependent. In September 2010, the shareholders approved an amendment to the Share Incentive to increase the maximum number of common shares which may be issued pursuant to all awards of options, restricted shares and RSUs under the Share Incentive to the sum of (i) 2,330,000 plus (ii) the sum of (a) 1% of the number of outstanding common shares of the Company on the first day of each of 2007, 2008 and 2009 and (b) 2.5% of the number of outstanding common shares of the Company outstanding on the first day of each calendar year after 2009. In June 2020, the shareholders approved an amendment to the Share Incentive to extend its term for a further ten years period. As a result, the Share Incentive will expire and no awards may be granted after June 30, 2029. Under the terms of the Share Incentive, options are generally granted with an exercise price equal to the fair market value of the Company’s ordinary shares and expire ten years from the date of grant.

RSUs Activities

The Company granted 206,067, 167,968 and 232,364 RSUs in 2023, 2024 and 2025, respectively. The RSUs entitle the holders to receive the Company’s common shares upon vesting. The RSUs were granted for free and generally vest over periods from one to four years based on the specific terms of the grants.

The RSUs granted in 2023, 2024 and 2025 had total grant date fair values of $7,785, $2,800 and $2,477, respectively, and are expensed ratably over the vesting period. As of December 31, 2025, total unrecognized share-based compensation related to unvested RSUs granted between 2021 and 2025 was $6,651, expected to be recognized over a weighted-average period of 2.3 years.

A summary of the RSU activity is as follows:

		Weighted Average
		Grant-Date
	Number of	Fair Value
	Shares	(in whole US dollars)
Unvested as of January 1, 2025	999,411	$26.29
Granted	232,364	10.71
Vested	(855,502)	26.06
Forfeited	(21,678)	31.24
Unvested as of December 31, 2025	354,595	$18.87

The fair value of RSUs vested during the years ended December 31, 2023, 2024 and 2025 was $57,298, $13,934 and $12,154, respectively.

CSI Solar Employee Incentive

In 2020, CSI Solar approved the CSI Solar employee incentive plan (“CSI Solar Employee Incentive”). Eligible CSI Solar directors and employees and board members subscribed for equity interest in the partnership for an aggregate of RMB 248 million ($36,342). Vesting conditions, which were met in 2023, include completion of the IPO and the service period. The plan was accounted for based on grant date fair value, which equals the value of the discount received by the participants. As of December 31, 2025, no awards granted were outstanding and no future grants may be available for issuance under this plan.

CSI Solar Restricted Share Incentive

In 2024, CSI Solar adopted a restricted share incentive plan (“CSI Solar Restricted Share Incentive”), which provides for the granting of options to purchase CSI Solar common shares to its officers, directors and employees. Under the plan, options are generally granted with an exercise price of RMB 5.47 ($0.76) per share. The options are subject to time-based and performance-based vesting conditions and will vest in three tranches over a four-year period, beginning 12 months after the grant date. 33% of the options will vest between months 12 and 24, an additional 33% will vest between months 24 and 36, and the remaining 34% will vest between months 36 and 48, subject to continued employment and the achievement of applicable performance criteria. A maximum number of 54,004,000 CSI Solar common shares may be issued under the CSI Solar Restricted Share Incentive. As of December 31, 2025, there was RMB 365,062,858 ($51,938) of total unrecognized share-based compensation related to unvested options granted in 2025, which is expected to be recognized over 1.9 years.

The following table presents the share-based compensation expense included in the consolidated statements of operations:

	Years Ended December 31,
	2023	2024	2025
Share Incentive	$46,981	$20,087	$10,924
CSI Solar Employee Incentive	8,354	—	—
CSI Solar Restricted Share Incentive	—	1,317	13,488
	$55,335	$21,404	$24,412